UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FROM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Check here if Amendment [];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement   [] adds new entries

Institutional Investment Manager Filing this Report:

Name:  R.B. Haave Associates, Inc.
Address: 36 Grove Street, New Canaan, CT 06840

13F File Number: 28-1407

The institutional investment manager filing this report and the person by whomit is signed represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables. Are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Gordon C. Haave
Title:  Vice-President
Phone: 203 972-0012
Signature, Place, and Date of Signing:
Gordon C Haave    New Canaan, CT  January 15, 2000

Report Type ( Check only one.):
[x]     13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  0
Form 13F Table Entry Total:
Form 13F Information Table Value Total:  35,294


                                       VALUE  SHARES/ SH/ PUT/INVSTMT  VOTING  AUTHORITY
Name of Issuer     Title of ClCUSIP    (x$1000PRN AMT PRN CALLDISCRETN SOLE    SHARED    NONE

AGRIUM             COM        008916108     55    7000SH      SOLE         7000
ALGOMA STEEL       COM        01566M105    385  257000SH      SOLE       257000
APT SATELLITE      COM        00203R105   1506  325700SH      SOLE       325700
BURLINGTON INDUS   COM        050757103    768  192000SH      SOLE       192000
CHINA EASTERN AIR  COM        16937R104    450   40000SH      SOLE        40000
CHINA YUCHAI       COM        G21082105   4499 3788700SH      SOLE      3788700
CORN PRODUCTS      COM        219023108   1015   31000SH      SOLE        31000
CROWN VANTAGE      COM        228622106   1828  886500SH      SOLE       886500
FREEDOM SEC.       COM        35644K103    112   10000SH      SOLE        10000
FREEPORT MC B      PFD        35671D857   1056   50000SH      SOLE        50000
GULF CANADA        COM        402181305    491  145483SH      SOLE       145483
HITACHI            ADR        433578507   3885   24000SH      SOLE        24000
HUANENG POWER      ADR        443304100    422   40000SH      SOLE        40000
ICO GLOBAL UNITS   15%        44929PAB6   632113450000PRN     SOLE     13450000
ICO GLOBAL BONDS   15%        44929PAA8    470 1000000PRN     SOLE      1000000
JW MAYS            COM        578473100    855  155500SH      SOLE       155500
LASMO PLC          ADR        501730204     19    3000SH      SOLE         3000
LTV CORP           COM        501921100    566  137100SH      SOLE       137100
MAKITA             ADR        560877300    561   65000SH      SOLE        65000
MATSUSHITA         ADR        57687209    2232    8000SH      SOLE         8000
MERCER INTL        COM        588056101  11562    2500SH      SOLE         2500
METROMEDIA         COM        591695101    684  144100SH      SOLE       144100
METROMEDIA         PFD        591695200   1410   47000SH      SOLE        47000
NATIONAL STEEL     COM        637844309    707   95000SH      SOLE        95000
NS GROUP           COM        628916108    534   70000SH      SOLE        70000
PITTSTON MINERALS  COM        725701205    682  419700SH      SOLE       419700
POTOMAC ELECTRIC   COM        737679100    299   10000SH      SOLE        10000
PRISON REALTY      COM        74264N105    152   30000SH      SOLE        30000
SCOTTS LIQUID GOLD COM        810202101     42   58000SH      SOLE        58000
SIGMA DESIGNS      COM        826565103   1034   94000SH      SOLE        94000
STANDARD COMM.     COM        853258101    434  121800SH      SOLE       121800
TELEDYNE TECH      COM        879360105    567   60057SH      SOLE        60057
TENNECO            COM        880349105   1057  113600SH      SOLE       113600
TD WATERHOUSE      COM        872362108    165   10000SH      SOLE        10000
WELLMAN            COM        949702104     19    1000SH      SOLE         1000





